EQUITY - Company Share Repurchase Program (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands				12 Months Ended
	Jul. 05, 2017	Jun. 09, 2017	Jun. 01, 2017	Dec. 31, 2017
EQUITY
Acquisition of shares in the financial market (in shares)			45
Acquisition of shares in the financial market	R$ 32
Common shares
EQUITY
Shares to be acquired under repurchase program		870,781
Preferred shares
EQUITY
Shares to be acquired under repurchase program		41,510,761
Acquisition of shares in the financial market (in shares)	661		45
Unit issue price	R$ 45.26		R$ 47.31
Acquisition of shares in the financial market	R$ 32		R$ 2
Treasury shares
EQUITY
Acquisition of shares in the financial market (in shares)				706
Acquisition of shares in the financial market				R$ 32
Treasury shares | Preferred shares
EQUITY
Acquisition of shares in the financial market (in shares)				706